Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 12, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee uses its business judgment to determine the size of our equity awards and would consider any material nonpublic information that is known to the Compensation Committee before granting an award. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted awards on a predetermined annual schedule.
During 2024, we granted stock options to our named executive officers within one business day following the filing or furnishing of a Form 8-K that disclosed material information. The following table is being provided pursuant to Item 402(x) of Regulation S-K regarding such stock option grants.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Marcio Souza	1/12/2024	100,000	43.37	3,269,500	(5.38)%
Timothy Kelly	1/12/2024	30,000	43.37	980,850	(5.38)%
Alex Nemiroff	1/12/2024	30,000	43.37	980,850	(5.38)%

Award Timing Method	The Compensation Committee uses its business judgment to determine the size of our equity awards and would consider any material nonpublic information that is known to the Compensation Committee before granting an award. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted awards on a predetermined annual schedule.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Marcio Souza	1/12/2024	100,000	43.37	3,269,500	(5.38)%
Timothy Kelly	1/12/2024	30,000	43.37	980,850	(5.38)%
Alex Nemiroff	1/12/2024	30,000	43.37	980,850	(5.38)%

Souza [Member]
Awards Close in Time to MNPI Disclosures
Name		Marcio Souza
Underlying Securities | shares		100,000
Exercise Price | $ / shares		$ 43.37
Fair Value as of Grant Date | $		$ 3,269,500
Underlying Security Market Price Change		(0.0538)
Kelly [Member]
Awards Close in Time to MNPI Disclosures
Name		Timothy Kelly
Underlying Securities | shares		30,000
Exercise Price | $ / shares		$ 43.37
Fair Value as of Grant Date | $		$ 980,850
Underlying Security Market Price Change		(0.0538)
Nemiroff [Member]
Awards Close in Time to MNPI Disclosures
Name		Alex Nemiroff
Underlying Securities | shares		30,000
Exercise Price | $ / shares		$ 43.37
Fair Value as of Grant Date | $		$ 980,850
Underlying Security Market Price Change		(0.0538)